Fair Value Measurement - Summary of Changes in Fair Value of Warrant Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	$ 0
Assumption in Business Combination	8,372
Change in fair value upon remeasurement	(71)
Balance, end of period	8,301
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	0
Assumption in Business Combination	3,557
Change in fair value upon remeasurement	(30)
Balance, end of period	3,527
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	0
Assumption in Business Combination	168
Change in fair value upon remeasurement	(2)
Balance, end of period	166
P I P E Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance, beginning of period	0
Assumption in Business Combination	4,647
Change in fair value upon remeasurement	(39)
Balance, end of period	$ 4,608